                            MARTIN CURRIE BUSINESS TRUST
                            GLOBAL EMERGING MARKETS FUND








                                   ANNUAL REPORT

                                   APRIL 30, 1998

                                            MCBT GLOBAL EMERGING MARKETS FUND

-----------------------------------------------------------------------------
                                                    PROFILE AT APRIL 30, 1998


OBJECTIVE      Long-term capital appreciation through active management of a diversified portfolio of equities in countries with emerging markets and developing economies.

LAUNCH DATE    February 14, 1997

FUND SIZE      $99.8m

PERFORMANCE    Total return from May 1, 1997 through April 30, 1998

               -    MCBT - Global Emerging Markets Fund (excluding all
                    transaction fees)                                                     -8.2%
               -    MCBT - Global Emerging Markets Fund (including all
                    transaction fees)                                                    -10.0%
               -    Morgan Stanley Capital International - Emerging Markets
                    Free Index                                                           -14.5%

               Annualized total return from February 14, 1997 through April 30,
               1998

               -    MCBT - Global Emerging Markets Fund (excluding all
                    transaction fees)                                                     -6.7%
               -    MCBT - Global Emerging Markets Fund (including all
                    transaction fees)                                                     -8.3%

               The graph below represents the annualized total return of the portfolio including all transaction fees versus the Morgan
               Stanley Capital International Emerging Markets Free Index from
               March 1, 1997 through April 30, 1998.

               -    MCBT - Global Emerging Markets Fund (excluding all
                    transaction fees)                                                     -6.7%
               -    MCBT - Global Emerging Markets Fund (including all
                    transaction fees)                                                     -8.3%
               -    Morgan Stanley Capital International - Emerging Markets Free
                    Index                                                                -14.4%


FUND IG03
                                    3/1/97 (a)   3/31/97   4/30/97    4/30/98
MCBT Emerging Markets Fund           $10,000     $9,890     $9,850     $9,041
MSCI Emerging Markets Free Index     $10,000     $9,559     $9,750     $8,337


(a) Performance for the benchmark is not available from February 14, 1997 (commencement of investment operations). For that reason, performance is shown from March 1, 1997.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been waived during the period shown. Each performance figure including all transaction fees assumes purchase at the beginning and redemption at the end of the stated period and is calculated using an offering price which reflects a transaction fee of 100 basis points on purchase and 100 basis points on redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                                    PROFILE AT APRIL 30, 1998


PORTFOLIO
COMMENTS A committed, disciplined approach to emerging markets remains our guiding principle. This means investing only where we see a long term investment case. The collapse of Asian markets and currencies has emphasised the need for selectivity in this area.

               LATIN AMERICA remains our largest position. After 3 years of economic and stockmarket recovery, the last year has seen greater volatility. The impact of Asia has seen a withdrawal of funds from the region as investors looked for security in the maturer markets and currencies.

               We remain positive on the outlook for the EMEA markets (Europe, Middle East and Africa). The main investment emphasis in the region has shifted towards EUROPE. Our exposure in Europe is gained through HUNGARY, RUSSIA, CROATIA, GREECE, and TURKEY, where we identify earnings growth and gradual economic transformation. SOUTH AFRICA has recovered over the period, helped recently by the prospect of restructuring of a large number of key conglomerates. In the MIDDLE EAST, despite public discord over the longer term peace process, markets have been resilient. ISRAEL is our largest position.

               Asia's crisis has worsened, and we have continued to run a defensive portfolio. CHINA, INDIA, and TAIWAN dominate the portfolio - the latter two areas increased over the recent period. Attracted to some relative value, we have built up modest exposure to the THAI banking stocks again.

               OUTLOOK
               -------

               We continue to believe that the US presents a benign background. Steady growth and low inflation provide support for developing markets. But Asia has left investors nervous. Latin America is caught between reasonable growth and continued deregulation and the general caution of the international investor. Interest rates and currencies remain volatile. Our commitment to Asia will remain defensive and focus on opportunities in China, India and Taiwan. Elsewhere, broader Europe and the Middle East offer attractive opportunities.

INVESTMENT     All funds are managed on a team basis with a named director
MANAGER        heading each team.
PROFILE
               James Fairweather, Chief Investment Officer, oversees the management of the MCBT Global Emerging Markets Fund. The Fund is managed by Tom Walker.

               With ten years investment experience, Tom has been appointed head of the Pacific Basin team. He graduated from Magdalene College, Cambridge with a degree in Law and completed a diploma in accounting at Heriot Watt University in 1983. He qualified as a chartered accountant in 1986 at Peat Marwick before spending six years with Edinburgh Fund Managers plc. He then moved to Hong Kong in 1993 as an investment manager with Barings Asset Management (Asia) Ltd. And joined Martin Currie Investment Management LTD as a director in 1996.

               The Global Asset Allocation Committee sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                                    PROFILE AT APRIL 30, 1998


ASSET ALLOCATION
(% of net assets)

     GLOBAL EMERGING MKT                    IG03
     -------------------                    ----
     Africa                                   8%
     Europe                                   9%
     Latin America                           33%
     Middle East                             13%
     Pacific Basin                           15%
     Other Areas                             12%
     ST Investment                            7%
     Other Net Assets                         3%
                                            ----
     TOTAL:                                 100%




LARGEST HOLDINGS
BY REGION/COUNTRY                                                  % OF NET ASSETS
     LATIN AMERICA

     Telefonos de Mexico, ADR                (Mexico)                     2.8
     Telebras, ADR                           (Brazil)                     2.7

     OTHER AREAS

     Taiwan Opportunities Fund               (Investment Companies)       2.7
     Indian Opportunities Fund               (Investment Companies)       2.6

     PACIFIC BASIN

     Qingling Motors                         (Hong Kong)                  1.5
     Zhejiang Expressway Limited             (China)                      1.2

     MIDDLE EAST

     Dogan Sirketler Gruba Holding A.S       (Turkey)                     2.3
     Aksigorta A.S                           (Turkey)                     1.8

     EUROPE

     Alpha Credit Bank, GDR                  (Greece)                     2.0

     AFRICA

     RMB Holding Limited                     (South Africa)               1.4


                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                               APRIL 30, 1998

                                                                      SHARES         VALUE
                                                                      ------         -----
COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS - 90.0%
AFRICA - 8.5%
 KENYA - 0.2%
  FIRESTONE EAST AFRICA                                                500,000        $ 143,688
  KENYA AIRWAYS                                                        600,000           69,767
                                                                                    -----------
  TOTAL KENYA - (COST $396,545)                                                         213,455
                                                                                    -----------
 MAURITIUS - 0.9%
  MAURITIUS COMMERCIAL BANK                                            196,404          949,011
                                                                                    -----------
  TOTAL MAURITIUS - (COST $872,062)                                                     949,011
                                                                                    -----------
 SOUTH AFRICA - 7.3%
  ANGLO AMERICAN CORPORATION                                            21,400        1,266,047
  LIBERTY LIFE ASSOCIATION OF AFRICA                                    35,000        1,184,210
  NAMPAK LIMITED                                                       279,000        1,203,443
  RMB HOLDINGS LIMITED                                                 414,000        1,351,602
  SASOL                                                                104,000        1,049,466
  SOUTH AFRICAN BREWERIES LIMITED                                       36,000        1,208,073
                                                                                    -----------
  TOTAL SOUTH AFRICA - (COST $6,931,843)                                              7,262,841
                                                                                    -----------
 ZIMBABWE - 0.1%
  TRANS ZAMBEZI INDUSTRIES, ZDR                                        375,000           75,000
                                                                                    -----------
  TOTAL ZIMBABWE - (COST $319,866)                                                       75,000
                                                                                    -----------
TOTAL AFRICA - (COST  $8,520,316)                                                     8,500,307
                                                                                    -----------
EUROPE - 8.9%
 CROATIA - 1.2%
  PLIVA D.D., GDR                                                       67,500        1,209,600
                                                                                    -----------
  TOTAL CROATIA - (COST $1,142,007)                                                   1,209,600
                                                                                    -----------
 GREECE - 2.6%
  ALPHA CREDIT BANK, GDR                                                19,200        2,024,858
  HELLENIC TECHNODOMIKI, GDR                                            73,237          574,221
                                                                                    -----------
  TOTAL GREECE - (COST $1,847,453)                                                    2,599,079
                                                                                    -----------
 HUNGARY - 3.4%
  GRABOPLAST TEXTILE                                                    17,800          674,961
  MAGYAR OLAJ-ES GAZIPARI RT., GDS                                      50,500        1,541,260
  OTP BANK, GDR                                                         25,000        1,202,500
                                                                                    -----------
  TOTAL HUNGARY - (COST $2,853,083)                                                   3,418,721
                                                                                    -----------
 RUSSIA - 1.7%
  BRUNSWICK RUSSIAN GROWTH FUND *                                        2,279          527,369
  LUKOIL HOLDING, ADR                                                   17,000        1,156,000
                                                                                    -----------
  TOTAL RUSSIA - (COST $2,275,000)                                                    1,683,369
                                                                                    -----------
TOTAL EUROPE - (COST  $8,117,543)                                                     8,910,769
                                                                                    -----------



See notes to financial statements.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                              APRIL 30, 1998

                                                                      SHARES         VALUE
                                                                      ------         -----
LATIN AMERICA - 32.6%
 ARGENTINA - 3.6%
  DISCO, ADR *                                                        27,000         $ 1,073,250
  PEREZ COMPANC, ADR                                                  66,500             805,273
  YPF SOCIEDAD ANONIMA, ADR                                           48,500           1,691,438
                                                                                     ------------
  TOTAL ARGENTINA - (COST $3,758,682)                                                  3,569,961
                                                                                     ------------
 BRAZIL - 14.0%
  COMPANHIA BRASILEIRA DE DISTRIBUICAO, GDR                           80,000           2,130,000
  COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG), ADR                   16,000             772,000
  COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG),
    PREFERRED, ADR                                                    21,800           1,057,929
  COMPANHIA DE SANEAMENTO DO ESTADO DE SAO PAULO                   4,885,000           1,110,567
  ELETROBRAS, ADR                                                     77,000           1,607,375
  ERICSSON TELECOMUNICACOES                                       21,000,000             642,679
  PETROBRAS PETROLEO BRASIL                                        7,373,775           1,869,798
  TELEBRAS, ADR                                                       22,500           2,740,781
  TELECOMUNICACOES DE SAO PAULO                                    5,907,366           2,009,326
                                                                                     ------------
  TOTAL BRAZIL - (COST $12,382,462)                                                   13,940,455
                                                                                     ------------
 CHILE - 2.2%
  COMPANIA DE TELEFONOS DE CHILE, ADR                                 44,000           1,102,750
  DISTRIBUCION Y SERVICIO D & S SA, ADR *                             65,000           1,145,625
                                                                                     ------------
  TOTAL CHILE - (COST $2,312,592)                                                      2,248,375
                                                                                     ------------
 MEXICO - 12.8%
  APASCO SA DE CV                                                    119,000             808,302
  CIFRA SA DE CV, CL B                                               680,653           1,195,959
  CORPORACION GEO, SERIES B *                                        180,000           1,243,868
  FOMENTO ECONOMICO MEXICANO SA DE C.V.                              140,000           1,036,792
  GRUPO CARSO                                                        140,000             881,604
  GRUPO FINANCIERO BANAMEX, CL B *                                   340,000           1,062,500
  GRUPO TELEVISA, ADR *                                               29,000           1,189,000
  PEPSI-GEMEX, GDR                                                    88,000           1,193,500
  TELEFONOS DE MEXICO, ADR                                            48,500           2,746,314
  TUBOS DE ACERO DE MEXICO, ADR *                                     75,000           1,378,125
                                                                                     ------------
  TOTAL MEXICO - (COST $12,204,284)                                                   12,735,964
                                                                                     ------------
TOTAL LATIN AMERICA - (COST  $30,658,020)                                             32,494,755
                                                                                     ------------
MIDDLE EAST - 13.1%
 EGYPT - 2.1%
  COMMERCIAL INTERNATIONAL BANK, GDR                                  62,000           1,050,900
  MISR INTERNATIONAL BANK SAE, GDR *                                  64,900             811,250
  NORTH CAIRO MILLS                                                    9,100             210,181
                                                                                     ------------
  TOTAL EGYPT - (COST $2,709,260)                                                      2,072,331
                                                                                     ------------


See notes to financial statements.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                              APRIL 30, 1998

                                                                      SHARES         VALUE
                                                                      ------         -----
MIDDLE EAST - Continued
 ISRAEL - 4.9%
  BANK HAPOALIM LIMITED, WARRANTS 08/05/1998 *                        290,000        $ 360,856
  ECI TELECOMMUNICATIONS                                               57,000        1,738,500
  ORBOTECH LIMITED *                                                   45,000        1,625,625
  TEVA PHARMACEUTICAL INDUSTRIES LIMITED, ADR                          27,500        1,175,625
                                                                                   ------------
  TOTAL ISRAEL - (COST $4,252,919)                                                   4,900,606
                                                                                   ------------

 JORDAN - 1.0%
  ARAB BANK GROUP                                                        2,000         983,837
                                                                                   ------------
  TOTAL JORDAN - (COST $963,156)                                                       983,837
                                                                                   ------------
 TURKEY - 5.1%
  AKBANK T.A.S.                                                     12,300,000        1,045,709
  AKSIGORTA A.S.                                                    24,000,000        1,776,355
  DOGAN SIRKETLER GRUBA HOLDING A.S.                                40,000,000        2,280,456
                                                                                   ------------
  TOTAL TURKEY - (COST $3,329,277)                                                    5,102,520
                                                                                   ------------
TOTAL MIDDLE EAST - (COST  $11,254,612)                                              13,059,294
                                                                                   ------------
OTHER AREAS - 11.9%
 INDIA - 4.2%
  MAHANAGAR TELEPHONE NIGAM, GDR *                                     128,300        2,059,215
  TATA ELECTRIC COMPANIES, GDR                                           1,010          227,250
  VIDESH SANCHAR NIGAM LIMITED, GDR (c) *                              156,000        1,931,280
                                                                                   ------------
  TOTAL INDIA - (COST $4,180,567)                                                     4,217,745
                                                                                   ------------
 SRI LANKA - 1.1%
  NATIONAL DEVELOPMENT BANK                                            288,000        1,069,110
                                                                                   ------------
  TOTAL SRI LANKA - (COST $1,162,765)                                                 1,069,110
                                                                                   ------------
 INVESTMENT COMPANIES - 6.6%
  EAST EUROPE DEVELOPMENT FUND *                                        25,000          968,750
  INDIAN OPPORTUNITIES FUND (a) *                                      240,000        2,554,800
  NEAR EAST OPPORTUNITIES FUND (b) *                                    25,000          402,500
  TAIWAN OPPORTUNITIES FUND (b) *                                      191,600        2,718,804
                                                                                   ------------
  TOTAL INVESTMENT COMPANIES - (COST $5,870,100)                                      6,644,854
                                                                                   ------------
TOTAL OTHER AREAS - (COST  $11,213,432)                                              11,931,709
                                                                                   ------------
PACIFIC BASIN - 15.0%
 CHINA - 2.8%
  GUANGDONG KELON ELECTRICAL                                           930,000          954,493
  TINGYI HOLDINGS                                                    6,400,000          627,937
  ZHEJIANG EXPRESSWAY LIMITED                                        4,800,000        1,158,792
                                                                                   ------------
  TOTAL CHINA - (COST $2,680,257)                                                     2,741,222
                                                                                   ------------

See notes to financial statements.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                              APRIL 30, 1998

                                                                      SHARES         VALUE
                                                                      ------         -----

PACIFIC BASIN - Continued
 HONG KONG - 4.1%
  CITIC PACIFIC                                                      250,000        $ 768,138
  HUANENG POWER INTERNATIONAL INCORPORATED                           610,000          342,564
  LI & FUNG LIMITED                                                  500,000          839,143
  NEW WORLD DEVELOPMENT LIMITED                                      220,000          626,259
  QINGLING MOTORS                                                  3,500,000        1,513,684
                                                                                   -----------
  TOTAL HONG KONG - (COST $4,396,419)                                               4,089,788
                                                                                   -----------
 KOREA - 1.8%
  HOUSING & COMMERCIAL BANK, GDR                                     128,513          780,074
  POHANG IRON & STEEL COMPANY                                            610           28,526
  SAMSUNG ELECTRONICS AMERICA INCORPORATED *                          17,000          941,264
  SAMSUNG ELECTRONICS AMERICA INCORPORATED,
    RIGHTS 06/01/1998 *                                                1,352           26,099
                                                                                   ------------
  TOTAL KOREA - (COST $1,408,404)                                                   1,775,963
                                                                                   ------------
 PHILIPPINES - 0.3%
  BELLE CORPORATION *                                              3,400,000          149,041
  BELLE CORPORATION, WARRANTS 10/06/2000 *                           680,000            2,117
  MUSIC CORPORATION                                                  700,000          209,216
                                                                                   ------------
  TOTAL PHILIPPINES - (COST $1,245,725)                                               360,374
                                                                                   ------------
 TAIWAN - 4.5%
  ACER INCORPORATED                                                  140,000          233,514
  BANK SINOPAC                                                     1,019,000          741,664
  EVERGREEN MARINE CORPORATION                                       686,000          686,530
  FAR EASTERN TEXTILE LIMITED                                        774,000          704,180
  PACIFIC CONSTRUCTION                                             1,863,000        1,056,516
  TAIWAN SEMICONDUCTOR MANUFACTURING                                 239,000        1,032,844
                                                                                   ------------
  TOTAL TAIWAN - (COST $4,576,925)                                                  4,455,248
                                                                                   ------------
 THAILAND - 1.5%
  BANGKOK BANK                                                       256,300          643,237
  SIAM COMMERCIAL BANK                                               139,000          165,433
  THAI FARMERS BANK                                                  308,000          705,252
                                                                                   ------------
  TOTAL THAILAND - (COST $1,561,301)                                                1,513,922
                                                                                   ------------
TOTAL PACIFIC BASIN - (COST  $15,869,031)                                           14,936,517
                                                                                   ------------
TOTAL COMMON AND PREFERRED STOCKS, RIGHTS
  AND WARRANTS - (COST  $85,632,954) +                                              89,833,351
                                                                                   ------------


See notes to financial statements.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                              APRIL 30, 1998

                                                                  PRINCIPAL
                                                                    AMOUNT         VALUE
                                                                   ---------       -----

SHORT TERM INVESTMENT - 7.2%
  STATE STREET BANK AND TRUST REPURCHASE
   AGREEMENT, 5.150%, 05/01/1998 (d)                               $ 7,168,000    $ 7,168,000
                                                                                  -----------
TOTAL SHORT TERM INVESTMENT - (COST  $7,168,000)                                    7,168,000
                                                                                  -----------

TOTAL INVESTMENTS - (COST  $92,800,954) - 97.2%                                    97,001,351
CASH, RECEIVABLES AND OTHER ASSETS, LESS
  LIABILITIES - 2.8%                                                                2,830,528
                                                                                 -------------
NET ASSETS - 100.0%                                                              $ 99,831,879
                                                                                 -------------
                                                                                 -------------

*    Non-income producing security.

(a) The Indian Opportunities Fund is managed by Martin Currie Bermuda Ltd., an affiliate of Martin Currie Fund Inc. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.

(b) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the Near East Opportunities and Taiwan Opportunities Funds. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,931,280 or 1.9% of net assets.

(d) The repurchase agreement, dated 4/30/98, $7,168,000 par, due 5/1/98, is collateralized by United States Treasury Notes, 5.625%, due 11/30/99, with a market value of $7,314,694.


+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
     Air Travel 0.1%, Automobiles 1.5%, Banks 12.6%, Brewery 2.2%, Broadcasting 1.2%, Building Construction 0.6%, Cement 0.8%, Computers 0.2%, Conglomerates 0.8%, Construction & Building Materials 1.4%, Containers & Glass 1.2%, Diversified 4.3%, Drugs & Health Care 2.4%, Electric Utilities 4.0%, Electronics 2.6%, Financial Services 3.7%, Food & Beverages 5.3%, Household Appliances & Home Furnishings 1.0%, Insurance 3.0%, Investment Companies 8.0%, Manufacturing 1.9%, Oil & Gas 7.1%, Real Estate 1.8%, Retail Trade 2.3%, Semi-Conductor Manufacturing Equipment 1.2%,
     Steel 0.0%, Telecommunications 4.8%, Telecommunications Equipment 2.4%, Telecommunications Services 5.1%, Telephone 2.7%, Textiles 0.7%, Tires & Rubber 0.1%, Traffic Management System 1.2%, Transportation 0.7%, Water Utilities 1.1%.

ADR  American Depositary Receipts.
GDR  Global Depositary Receipts.
GDS  Global Depositary Shares.
ZDR  Zimbabwe Depositary Receipts.

See notes to financial statements.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                          STATEMENT OF ASSETS AND LIABILITIES
                                                               APRIL 30, 1998


ASSETS

  Investments in securities, at value
     (cost $85,632,954) (Note B)                                 $ 89,833,351

  Investments in repurchase agreements, at value (Note B)           7,168,000
                                                                 ------------
     Total Investments                                             97,001,351

  Cash                                                                    818

  Foreign currency, at value (cost $505,851) (Note B)                 503,516

  Receivable for investments sold                                   2,284,036

  Receivable for foreign currency sold                                246,619

  Dividend and interest receivable                                    387,358

  Foreign tax reclaims receivable                                         279

  Prepaid insurance                                                     8,933

  Deferred organization expenses (Note B)                               9,635
                                                                 ------------
     TOTAL ASSETS                                                 100,442,545
                                                                 ------------

LIABILITIES

  Payable for investments purchased                                   160,269

  Payable for currency purchased                                      247,872

  Management fee payable (Note C)                                     178,181

  Trustees fees payable (Note C)                                          608

  Accrued expenses and other liabilities                               23,736
                                                                 ------------
     TOTAL LIABILITIES                                                610,666
                                                                 ------------
TOTAL NET ASSETS                                                 $ 99,831,879
                                                                 ------------
                                                                 ------------

COMPOSITION OF NET ASSETS:

  Paid-in-capital                                               $ 102,301,104

  Undistributed net investment loss                                  (878,053)

  Accumulated net realized loss on investment and
     foreign currency transactions                                 (5,783,354)

  Net unrealized appreciation on investment and
     foreign currency transactions                                  4,192,182
                                                                 ------------
TOTAL NET ASSETS                                                 $ 99,831,879
                                                                 ------------
                                                                 ------------

NET ASSET VALUE PER SHARE
($99,831,879 / 11,102,984 shares of
    beneficial interest outstanding)                                   $ 8.99
                                                                 ------------
                                                                 ------------

See notes to financial statements.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                                      STATEMENT OF OPERATIONS
                                                               APRIL 30, 1998


INVESTMENT INCOME

  Interest income                                                  $  275,408

  Dividend income                                                   1,205,941

  Foreign taxes withheld                                              (59,117)
                                                                    ----------
     TOTAL INVESTMENT INCOME                                        1,422,232
                                                                    ----------

EXPENSES

  Management fee (Note C)                                             518,048

  Custodian fee                                                       139,665

  Administration fee (Note C)                                          51,608

  Audit fee                                                            24,908

  Legal fees                                                            4,082

  Transfer agent fee                                                    6,398

  Trustees fees (Note C)                                                2,090

  Amortization of deferred organization expenses                        2,548

  Miscellaneous expenses                                               14,330
                                                                    ----------
     TOTAL EXPENSES                                                   763,677
                                                                    ----------
NET INVESTMENT INCOME                                                 658,555
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

  Net realized loss on investments                                 (5,347,587)

  Net realized loss on foreign currency transactions                 (118,131)

  Net unrealized appreciation (depreciation) on:

     Investments (net of foreign taxes of ($3,054))                 4,382,743

     Foreign currency transactions                                     (4,958)
                                                                    ----------

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS          (1,087,933)
                                                                    ----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $ (429,378)
                                                                    ----------
                                                                    ----------


See notes to financial statements.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                           STATEMENT OF CHANGES IN NET ASSETS


                                                             YEAR           FEBRUARY 14, 1997*
                                                             ENDED                 THROUGH
                                                        APRIL 30, 1998         APRIL 30, 1997
                                                        --------------        ----------------
NET ASSETS at beginning of period                          $50,095,856                  $0
                                                          ------------        -------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income                                        658,555             292,369

  Net realized gain (loss) on investment
     transactions                                           (5,347,587)              5,684

  Net realized loss on foreign currency
     transactions                                             (118,131)            (16,594)

  Net unrealized appreciation (depreciation) on:

        Investments                                          4,382,743            (185,400)

        Foreign currency transactions                           (4,958)               (203)
                                                          ------------        -------------
  Net increase (decrease) in net assets
     from operations                                          (429,378)              95,856
                                                          ------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                       (934,330)                  0

  In excess of net investment income                          (574,501)                  0

  Net realized gains                                          (626,872)                  0
                                                          ------------        -------------
  Total distributions                                       (2,135,703)                  0
                                                          ------------        -------------

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                         49,870,325          50,000,000

  Reinvestment of dividends and
     distributions to shareholders                           2,135,703                   0

  Cost of shares repurchased                                  (210,772)                  0

  Paid in capital from subscription and
     redemption fees                                           505,848                   0
                                                          ------------        -------------
  Total increase in net assets from capital
     share transactions                                     52,301,104          50,000,000
                                                          ------------        -------------
NET INCREASE IN NET ASSETS                                  49,736,023          50,095,856
                                                          ------------        -------------
NET ASSETS at end of period (includes
  undistributed net investment  income (loss)
  of $(878,053) and $275,775, respectively)                $99,831,879        $ 50,095,856
                                                          ------------        -------------
                                                          ------------        -------------

OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

  Shares sold                                               5,876,028            5,000,000

  Shares issued in reinvestment of
     distributions to shareholders                            250,375                    0

  Less shares repurchased                                     (23,419)                   0
                                                          ------------        -------------
  Net share transactions                                    6,102,984            5,000,000
                                                          ------------        -------------
                                                          ------------        -------------

  * Commencement of investment operations.


See notes to financial statements.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                                         FINANCIAL HIGHLIGHTS
                                       FOR A SHARE OUTSTANDING FOR THE PERIOD



                                                             YEAR           FEBRUARY 14, 1997*
                                                             ENDED                 THROUGH
                                                        APRIL 30, 1998         APRIL 30, 1997
                                                        --------------        ----------------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                      $10.020                 $ 10.000
                                                          -------                 --------

Net investment income                                       0.004                    0.055

Net realized and unrealized loss on investment
  and foreign currency transactions                        (0.883)                  (0.035)
                                                          -------                 --------
Total from investment operations                           (0.879)                   0.020
                                                          -------                 --------
Less distributions:

  Net investment income                                    (0.086)                   0.000

  In excess of net investment income                       (0.053)                   0.000

  Net realized gains                                       (0.058)                   0.000
                                                          -------                 --------

Total distributions                                        (0.197)                   0.000
                                                          -------                 --------

Paid in capital from subscription and
  redemption fees                                           0.046                    0.000
                                                          -------                 --------

Net asset value, end of period                             $8.990                 $ 10.020
                                                          -------                 --------
                                                          -------                 --------

TOTAL INVESTMENT RETURN (1)                                 (8.21)%                   0.20% (2)
                                                          -------                 --------
                                                          -------                 --------

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                             $99,831,879             $ 50,095,856

Operating expenses, net, to average
  net assets (Note C)                                        1.14%                    1.33% (3)

Operating expenses, gross, to average net
  assets (Note C)                                            1.14%                    1.33% (3)

Net investment income to average net assets                  0.98%                    2.83% (3)

Portfolio turnover rate                                        89%                       0%

Per share amount of fees waived (Note C)                    $  N/A                     $ N/A

-----------------------------------------------------------------------------------------


*    Commencement of investment operations.

(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.

(2)  Periods less than one year are not annualized.

(3)  Annualized.

See notes to financial statements.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                               NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Emerging Asia Fund and EMEA Fund, (the "Funds"). The MCBT Global Emerging Markets Fund (the "Fund") commenced investment operations on February 14, 1997. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                    NOTES TO FINANCIAL STATEMENTS (Continued)


FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at April 30, 1998.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.00% of the amount invested and a redemption fee on cash redemptions of 1.00% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the year ended April 30, 1998, $503,740 was collected in purchase premiums and $2,108 was collected in redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax. As of April 30, 1998, the Fund has elected for Federal income tax purposes to defer a $5,760,602 current year post October 31 capital loss and a $96,323 current year post October 31 currency loss as though these losses were incurred on the first day of the next fiscal year.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                    NOTES TO FINANCIAL STATEMENTS (Continued)

INCOME TAXES (CONTINUED) - The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES

The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.80% of the Fund's average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the year ended April 30, 1998 were $97,428,302 and $55,941,609 respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at April 30, 1998 were as follows:

     IDENTIFIED             GROSS UNREALIZED            NET UNREALIZED
      COST           APPRECIATION    (DEPRECIATION)      APPRECIATION
   -----------       ------------    -------------       -------------
  $ 94,133,405      $  9,962,488    $  (7,094,542)       $  2,867,946

NOTE E - PRINCIPAL SHAREHOLDERS

As of April 30, 1998 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 99% of the Fund.

NOTE F - CONCENTRATION OF RISK

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                                            MCBT GLOBAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------
                                    NOTES TO FINANCIAL STATEMENTS (Continued)

CONCENTRATION OF RISK (CONTINUED) - The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.
------------------------------------------------------------------------------

ADDITIONAL FEDERAL TAX INFORMATION - (UNAUDITED)

The Fund intends to make an election under Internal Revenue Code 853 to pass through foreign taxes paid by the Fund to its shareholders. During the year ended April 30, 1998, the total amount of foreign taxes that will be passed through to the shareholders and the foreign source income for information reporting purposes will be $44,210 (of the total $59,117 taxes withheld) and $1,184,216, respectively.

                         REPORT OF INDEPENDENT ACCOUNTANTS
                         ---------------------------------

To the Trustees and Shareholders of the
Martin Currie Business Trust - Global Emerging Markets


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Emerging Markets Fund (the "Fund") at April 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmation from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
June 16, 1998

                            MARTIN CURRIE BUSINESS TRUST



                                ____________________




                               TRUSTEES  AND OFFICERS


                    C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                              Simon D. Eccles, TRUSTEE
                           Patrick R. Wilmerding, TRUSTEE
                   Colin Winchester, VICE PRESIDENT AND TREASURER
                          J. Grant Wilson, VICE PRESIDENT
                           Julian M.C. Livingston, CLERK


                                * INTERESTED TRUSTEE

                                ____________________




                                 INVESTMENT MANAGER

                                Martin Currie, Inc.
                                   Saltire Court
                                 20 Castle Terrace
                                 Edinburgh EH1 2ES
                                      Scotland
                                011-44-131-229-5252


                                 Regulated by IMRO


                     Registered Investment Adviser with the SEC

                                ____________________




     The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.